                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 10-D

                              ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                      THE SECURITIES EXCHANGE ACT OF 1934

     For the monthly distribution period from May 26, 2006 to June 25, 2006

                   Commission File Number of issuing entity:
                          000-20787-07, 333-130508-01

                  AMERICAN EXPRESS CREDIT ACCOUNT MASTER TRUST
           (Exact name of issuing entity as specified in its charter)


Commission File Number       Commission File Number     Commission File Number
    of Depositor:                of Depositor:              of Depositor:
------------------------     -----------------------    ------------------------
   000-21424-04,                 333-113579-02,            333-113579-01,
   333-130508-03                 333-130508                333-130508-02

    American Express            American Express           American Express
 Receivables Financing        Receivables Financing      Receivables Financing
    Corporation II             Corporation III LLC        Corporation IV LLC
------------------------     ------------------------   ------------------------
(Exact name of depositor     (Exact name of depositor   (Exact name of depositor
    as specified                 as specified               as specified
   in its charter)              in its charter)            in its charter)

      13-3854638                   20-0942395                 20-0942445
 ---------------------        ---------------------      ---------------------
   (I.R.S. Employer             (I.R.S. Employer           (I.R.S. Employer
 Identification Number        Identification Number      Identification Number
    of depositor)                of depositor)              of depositor)


             American Express                        American Express
              Centurion Bank                            Bank, FSB
       --------------------------               --------------------------
       (Exact name of sponsor as                (Exact name of sponsor as
        specified in its charter)                specified in its charter)


                Delaware                                Not Applicable
       --------------------------------            ------------------------
        State or other jurisdiction of                 (I.R.S. Employer
       incorporation or organization of            Identification Number of
           the issuing entity                         the issuing entity

            c/o The Bank of New York
          101 Barclay Street, New York                     10286
       -----------------------------------               ----------
       (Address of the principal executive               (Zip Code)
         offices of the issuing entity)


                     --------------------------------------
                     (Telephone number, including area code)

                                 Not Applicable
            ---------------------------------------------------------
           (Former name, former address, if changed since last report)

Each class of Series A and Series B Asset Backed Certificates to which this report on Form 10-D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934.


Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing
requirements for the past 90 days.    Yes x      No

PART I - DISTRIUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         The information required by Item 1121 of Regulation AB is contained in the distribution report attached hereto as Exhibit 99.


PART II - OTHER INFORMATION

Item 2.  Legal Proceedings.

         American Express Company and its affiliates (collectively, the "Company") have been named in a number of purported class actions in which the plaintiffs allege an unlawful antitrust tying arrangement between the Company's charge cards, on the one hand, and its credit cards and debit cards, on the other, in violation of various state and federal laws. The plaintiffs in these actions seek injunctive relief and an unspecified amount of damages. The Company filed a motion to dismiss all of the actions that were filed prior to April 30, 2004 pending in the Southern District of New York and, with respect to one case pending in California, to stay the action pending resolution of the motion to dismiss. On July 1, 2005, the Court denied the Company's motion to dismiss. The California case remains stayed. On March 16, 2006, the Court granted the Company's motion to compel arbitration of the claims of those merchants whose Card Acceptance Agreement contains an arbitration clause. That decision has been appealed. New claims have now been filed against the Company challenging contract provisions that prohibit merchants from attempting to switch Cardmembers to other forms of payment and that prohibit merchants from discriminating against the American Express Card by placing restrictions on Card use (such as surcharging) that are not placed on cards issued by competitors. These new claims are pending in the Southern District of New York and are subject to the March 16 arbitration ruling.

Item 9.  Exhibits.

         Exhibit No.    Description
         -----------    -----------

         99 Monthly Servicer's Certificate for the Monthly Period ending June 25, 2006 and the related payment dates.

                                      SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


Date:  July 17, 2006

                                       American Express Receivables Financing
                                       Corporation II,
                                       Depositor

                                       By:    /s/ Maureen Ryan
                                              -------------------------------
                                       Name:  Maureen Ryan
                                       Title: President




                                       American Express Receivables Financing
                                       Corporation III LLC,
                                       Depositor

                                       By:    /s/ Andrea J. Moss
                                              -------------------------------
                                       Name:  Andrea J. Moss
                                       Title: President




                                       American Express Receivables Financing
                                       Corporation IV LLC,
                                       Depositor

                                       By:    /s/ Daniel L. Follett
                                              -------------------------------
                                       Name:  Daniel L. Follett
                                       Title: President